Fair Value Measurement – Financial Instruments - Schedule of Carrying Value and Fair Value of Level III Financial Assets and Liabilities (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)	Sep. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Carrying Value [Member]
Financial Assets
Account receivables, net	$ 6,922,700	[1]	$ 3,299,032	[1],[2]	$ 2,365,013	[2]
Other non-current financial assets	361,521	[3]	214,252	[3],[4]	171,146	[4]
Total	7,284,221		3,513,284		2,536,159
Financial Liabilities
Lease liabilities	2,273,111	[5]	2,349,118	[5],[6]	2,351,113	[6]
Total	2,273,111		2,349,118		2,351,113
Fair Value [Member]
Financial Assets
Account receivables, net	6,922,700	[1]	3,299,032	[1],[2]	2,365,013	[2]
Other non-current financial assets	361,521	[3]	214,252	[3],[4]	171,146	[4]
Total	7,284,221		3,513,284		2,536,159
Financial Liabilities
Lease liabilities	2,273,111	[5]	2,349,118	[5],[6]	2,351,113	[6]
Total	$ 2,273,111		$ 2,349,118		$ 2,351,113

[1]	Account receivables net of allowance for credit losses represent the long-term debtors of the company in relation to the sales made during the year. The Company has presented the receivable balances account after reducing the significant financing component included using the discount rate of 10%.
[2]	Account receivable net of allowance represent the long-term debtors of the company in relation to the sales made during the year. The Company has presented the receivable balances account after reducing the significant financing component included using the discount rate of 10%.
[3]	Other non-current assets include security deposits and long-term fixed deposits with banks. Company has calculated the fair value of security deposit at present value of future receipt using discount rate of 7% and fair value of long-term fixed deposit with banks are carried at cost which is approximate to the fair value.
[4]	Other non-current assets include security deposits and long-term fixed deposits with banks. Company has calculated the fair value of security deposit at present value of future receipt using discount rate of 7% and fair value of long-term fixed deposit with banks are carried at cost which is approximate to the fair value.
[5]	The Company has long term lease liabilities in relation to office properties which are carried at cost using the discount rate (Refer Note 15 Leases).
[6]	The Company has long-term lease liabilities in relation to office properties which is carried at cost using the discount rate (Refer Note 16 Lease).